Consolidated Statement of Comprehensive Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement of comprehensive income [abstract]
Net loss for the year	$ (78,202)	$ (6,748)
Items that may be subsequently reclassified to the statement of (loss) income
Foreign currency translation adjustment	(5,845)	6,978
Comprehensive income (loss)	$ (84,047)	$ 230